Note 10 - Financial assets and liabilities held for trading - Derivatives by type of risk by product or by type of market (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	€ 33,185,000,000	€ 30,536,000,000	€ 35,265,000,000
Derivative financial liabilities, held for trading	35,019,000,000	31,815,000,000	36,169,000,000
Interest Rate Risk Member | OTC Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	21,479,000,000	19,146,000,000	22,606,000,000
Derivative financial liabilities, held for trading	20,852,000,000	18,769,000,000	22,546,000,000
Notional Amount	2,997,443,000,000	2,910,016,000,000	2,129,474,000,000
Interest Rate Risk Member | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities, held for trading	1,000,000	0	0
Notional Amount	27,351,000,000	19,355,000,000	23,016,000,000
Interest Rate Risk Member | Total Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	21,479,000,000	19,146,000,000	22,606,000,000
Derivative financial liabilities, held for trading	20,853,000,000	18,769,000,000	22,546,000,000
Notional Amount	3,024,794,000,000	2,929,371,000,000	2,152,490,000,000
Equity Risk [Member] | OTC Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	353,000,000	631,000,000	578,000,000
Derivative financial liabilities, held for trading	1,435,000,000	463,000,000	1,207,000,000
Notional Amount	40,507,000,000	39,599,000,000	42,298,000,000
Equity Risk [Member] | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	1,910,000,000	2,168,000,000	1,200,000,000
Derivative financial liabilities, held for trading	2,065,000,000	2,492,000,000	1,129,000,000
Notional Amount	43,633,000,000	74,586,000,000	53,275,000,000
Equity Risk [Member] | Total Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	2,263,000,000	2,799,000,000	1,778,000,000
Derivative financial liabilities, held for trading	3,499,000,000	2,956,000,000	2,336,000,000
Notional Amount	84,140,000,000	114,184,000,000	95,573,000,000
Foreign Exchange And Gold Risk [Member] | OTC Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	9,049,000,000	8,344,000,000	10,337,000,000
Derivative financial liabilities, held for trading	10,260,000,000	9,638,000,000	10,688,000,000
Notional Amount	463,662,000,000	426,952,000,000	373,303,000,000
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	37,000,000	11,000,000	34,000,000
Derivative financial liabilities, held for trading	6,000,000	55,000,000	40,000,000
Notional Amount	8,532,000,000	5,331,000,000	7,101,000,000
Foreign Exchange And Gold Risk [Member] | Total Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	9,086,000,000	8,355,000,000	10,371,000,000
Derivative financial liabilities, held for trading	10,266,000,000	9,693,000,000	10,729,000,000
Notional Amount	472,194,000,000	432,283,000,000	380,404,000,000
Credit Risk Member | Credit Default Swap [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	338,000,000	228,000,000	480,000,000
Derivative financial liabilities, held for trading	283,000,000	248,000,000	507,000,000
Notional Amount	26,702,000,000	22,791,000,000	27,942,000,000
Credit Risk Member | Credit Spread Option [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	2,000,000	0
Derivative financial liabilities, held for trading	2,000,000	0	0
Notional Amount	150,000,000	500,000,000	200,000,000
Credit Risk Member | Total Return Swap [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	14,000,000	2,000,000	9,000,000
Derivative financial liabilities, held for trading	113,000,000	145,000,000	9,000,000
Notional Amount	2,225,000,000	2,161,000,000	2,039,000,000
Credit Risk Member | Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities, held for trading	0	0	0
Notional Amount	0	0	0
Credit Risk Member | Total Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	353,000,000	232,000,000	489,000,000
Derivative financial liabilities, held for trading	397,000,000	393,000,000	517,000,000
Notional Amount	29,077,000,000	25,452,000,000	30,181,000,000
Commodities Risk [Member] | Total Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	4,000,000	3,000,000	3,000,000
Derivative financial liabilities, held for trading	4,000,000	3,000,000	3,000,000
Notional Amount	64,000,000	67,000,000	36,000,000
Other Risk [Member] | Total Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	18,000,000
Derivative financial liabilities, held for trading	0	0	38,000,000
Notional Amount	0	0	561,000,000
Derivates [Member] | Of Which OTC Derivatives With Credit Institutions [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	20,706,000,000	16,979,000,000	21,016,000,000
Derivative financial liabilities, held for trading	23,717,000,000	18,729,000,000	22,804,000,000
Notional Amount	1,000,243,000,000	897,384,000,000	898,209,000,000
Derivates [Member] | Of Which OTC Derivatives With Other Financial Institutions [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	6,153,000,000	7,372,000,000	8,695,000,000
Derivative financial liabilities, held for trading	6,214,000,000	7,758,000,000	9,207,000,000
Notional Amount	2,370,988,000,000	2,355,784,000,000	1,548,919,000,000
Derivates [Member] | Of Which OTC Derivatives With Rest Of Counterparties [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	4,378,000,000	4,005,000,000	4,316,000,000
Derivative financial liabilities, held for trading	3,016,000,000	2,780,000,000	2,986,000,000
Notional Amount	159,521,000,000	148,917,000,000	128,722,000,000
Derivates [Member] | Total Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	33,185,000,000	30,536,000,000	35,265,000,000
Derivative financial liabilities, held for trading	35,019,000,000	31,815,000,000	36,169,000,000
Notional Amount	€ 3,610,269,000,000	€ 3,501,358,000,000	€ 2,659,246,000,000